Investments in joint ventures	6 Months Ended
Jun. 30, 2019
Investments in joint ventures
Investments in joint ventures

10. Investments in joint ventures

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Time charter revenues	$18,865	$19,893	$37,867	$39,548
Other income	2,639	1,259	4,295	3,595
Total revenues	21,504	21,152	42,162	43,143
Operating expenses	(4,467)	(5,417)	(8,226)	(10,364)
Depreciation and amortization	(5,058)	(4,952)	(10,317)	(9,907)
Operating income	11,979	10,783	23,619	22,872
Unrealized gain (loss) on derivative instruments	(9,297)	5,933	(14,379)	18,963
Other financial expense, net	(5,985)	(6,648)	(11,994)	(13,181)
Net income (loss)	$(3,303)	$10,068	$(2,754)	$28,654
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	(1,652)	5,034	(1,377)	14,327
Eliminations	77	77	154	154
Equity in earnings (losses) of joint ventures	$(1,575)	$5,111	$(1,223)	$14,481

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Cash and cash equivalents	$15,278	$7,958
Restricted cash	19,625	13,844
Other current assets	3,187	1,894
Total current assets	38,090	23,696
Restricted cash	25,709	25,448
Vessels, net of accumulated depreciation	529,438	539,324
Deferred charges	—	194
Total long-term assets	555,147	564,966
Current portion of long-term debt	27,435	26,599
Amounts and loans due to owners and affiliates	707	1,215
Derivative instruments	12,655	10,178
Refund liabilities (1)	26,337	26,055
Other current liabilities	15,705	8,924
Total current liabilities	82,839	72,971
Long-term debt	389,290	403,052
Loans due to owners and affiliates	7,359	7,071
Derivative instruments	63,465	51,563
Other long-term liabilities	42,558	43,526
Total long-term liabilities	502,672	505,212
Net liabilities	$7,726	$10,479
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	3,863	5,240
Eliminations	(7,894)	(8,048)
Accumulated losses of joint ventures	$(4,031)	$(2,808)

(1)	Refund liabilities include the accrual for the boil-off claim (refer to note 14) and other refundable amounts due to the charterer.